SCHEDULE OF PORTFOLIO INVESTMENTS

RBC BlueBay Emerging Market Debt Fund

June 30, 2023 (Unaudited)

Principal Amount		Value

Foreign Government Bonds — 73.59%
Angola — 1.23%
$ 260,000	Angolan Government International Bond, 8.25%, 5/9/28(a)	$230,753
280,000	Angolan Government International Bond, 8.75%, 4/14/32(a)	236,011

		466,764

Argentina — 2.83%
827,095	Argentine Republic Government International Bond, 1.50%, 7/9/35	248,103
2,005,816	Argentine Republic Government International Bond, 3.50%, 7/9/41	645,421
475,000	Provincia de Buenos Aires/Government Bonds, EMTN, 5.25%, 9/1/37(a)	179,016

		1,072,540

Armenia — 0.53%
200,000	Republic of Armenia International Bond, 7.15%, 3/26/25(a)	201,860

Bahrain — 0.42%
200,000	Bahrain Government International Bond, 6.00%, 9/19/44(a)	159,331

Brazil — 0.46%
235,000	Brazilian Government International Bond, 4.75%, 1/14/50	172,942

Chile — 2.89%
315,000(b)	Chile Government International Bond, 1.25%, 1/22/51	178,283
308,000	Chile Government International Bond, 3.10%, 5/7/41	231,594
200,000	Chile Government International Bond, 4.00%, 1/31/52	163,359
200,000	Chile Government International Bond, 4.34%, 3/7/42	177,688
350,000	Chile Government International Bond, 5.33%, 1/5/54	347,200

		1,098,124

Colombia — 4.31%
410,000	Colombia Government International Bond, 3.25%, 4/22/32	303,669
550,000	Colombia Government International Bond, 3.88%, 2/15/61	309,375
255,000	Colombia Government International Bond, 4.13%, 5/15/51	152,614
460,000	Colombia Government International Bond, 5.00%, 6/15/45	320,261
240,000	Colombia Government International Bond, 7.50%, 2/2/34	234,125
310,000	Colombia Government International Bond, 8.00%, 4/20/33	316,044

		1,636,088

Costa Rica — 0.53%
200,000	Costa Rica Government International Bond, 6.55%, 4/3/34(c)	201,400

Dominican Republic — 2.64%
356,000	Dominican Republic International Bond, 5.50%, 1/27/25(a)	351,150

SCHEDULE OF PORTFOLIO INVESTMENTS

RBC BlueBay Emerging Market Debt Fund (cont.)

June 30, 2023 (Unaudited)

Principal Amount		Value

$ 620,000	Dominican Republic International Bond, 5.88%, 1/30/60(a)	$480,051
170,000	Dominican Republic International Bond, 7.05%, 2/3/31(c)	170,045

		1,001,246

Ecuador — 0.86%
954,779	Ecuador Government International Bond, 2.50%, 7/31/35(a)	328,417

Egypt — 1.98%
211,000	Egypt Government International Bond, GMTN, 6.59%, 2/21/28(a)	138,393
400,000	Egypt Government International Bond, EMTN, 7.50%, 2/16/61(a)	200,687
800,000	Egypt Government International Bond, 7.90%, 2/21/48(a)	410,929

		750,009

El Salvador — 0.77%
261,000	El Salvador Government International Bond, 6.38%, 1/18/27(a)	179,876
193,000	El Salvador Government International Bond, 7.65%, 6/15/35(a)	113,718

		293,594

Georgia — 0.47%
200,000	Georgia Government International Bond, 2.75%, 4/22/26(a)	179,720

Ghana — 1.13%
297,000	Ghana Government International Bond, 7.63%, 5/16/29(a)	126,450
305,000	Ghana Government International Bond, 8.63%, 4/7/34(a)	130,079
205,000	Ghana Government International Bond, 8.88%, 5/7/42(a)	84,062
215,000	Ghana Government International Bond, 8.95%, 3/26/51(a)	89,247

		429,838

Guatemala — 1.17%
290,000	Guatemala Government Bond, 3.70%, 10/7/33(a)	234,141
210,000	Guatemala Government Bond, 6.60%, 6/13/36(c)	211,275

		445,416

Hungary — 0.72%
440,000	Hungary Government International Bond, 3.13%, 9/21/51(a)	273,742

Indonesia — 2.19%
250,000(b)	Indonesia Government International Bond, 1.30%, 3/23/34	200,494
600,000	Indonesia Government International Bond, 3.35%, 3/12/71	413,601
270,000	Perusahaan Penerbit SBSN Indonesia III, 3.80%, 6/23/50(a)	215,916

		830,011

Iraq — 0.76%
312,500	Iraq International Bond, 5.80%, 1/15/28(a)	286,846

SCHEDULE OF PORTFOLIO INVESTMENTS

RBC BlueBay Emerging Market Debt Fund (cont.)

June 30, 2023 (Unaudited)

Principal Amount		Value

Jordan — 0.96%
$ 200,000	Jordan Government International Bond, 4.95%, 7/7/25(a)	$193,000
200,000	Jordan Government International Bond, 7.38%, 10/10/47(a)	172,248

		365,248

Kazakhstan — 0.71%
300,000	Kazakhstan Government International Bond, 4.88%, 10/14/44(a)	271,500

Lebanon — 0.32%
36,000	Lebanon Government International Bond, GMTN, 5.80%, 4/14/20(a),(d)	2,395
166,000	Lebanon Government International Bond, 6.00%, 1/27/23(a),(d)	11,101
85,000	Lebanon Government International Bond, EMTN, 6.10%, 10/4/22(a),(d)	5,629
261,000	Lebanon Government International Bond, EMTN, 6.15%, 6/19/20(d)	16,748
930,000	Lebanon Government International Bond, GMTN, 6.38%, 3/9/20(d)	60,431
366,000	Lebanon Government International Bond, EMTN, 8.25%, 4/12/21(a),(d)	23,246
5,000	Lebanon Government International Bond, 8.25%, 5/17/34(d)	322

		119,872

Macedonia — 0.53%
180,000	North Macedonia Government International Bond, 6.96%, 3/13/27(a)	200,384

Mexico — 4.68%
1,000,000	Mexico Government International Bond, 3.77%, 5/24/61	680,784
200,000	Mexico Government International Bond, 4.88%, 5/19/33	190,858
200,000	Mexico Government International Bond, 5.40%, 2/9/28	203,151
450,000	Mexico Government International Bond, 6.34%, 5/4/53	458,955
230,000	Mexico Government International Bond, 6.35%, 2/9/35	241,961

		1,775,709

Nigeria — 2.69%
500,000	Nigeria Government International Bond, EMTN, 6.13%, 9/28/28(a)	416,339
200,000	Nigeria Government International Bond, EMTN, 7.38%, 9/28/33(a)	157,756
220,000	Nigeria Government International Bond, EMTN, 7.63%, 11/28/47(a)	156,551
344,000	Nigeria Government International Bond, 7.88%, 2/16/32(a)	288,581

		1,019,227

Oman — 5.91%
200,000	Oman Government International Bond, 4.75%, 6/15/26(a)	194,447
200,000	Oman Government International Bond, EMTN, 4.88%, 2/1/25(a)	196,756

SCHEDULE OF PORTFOLIO INVESTMENTS

RBC BlueBay Emerging Market Debt Fund (cont.)

June 30, 2023 (Unaudited)

Principal Amount		Value

$ 465,000	Oman Government International Bond, 6.75%, 10/28/27(a)	$480,490
1,015,000	Oman Government International Bond, 6.75%, 1/17/48(a)	976,080
400,000	Oman Government International Bond, 7.00%, 1/25/51(a)	395,968

		2,243,741

Pakistan — 1.40%
290,000	Pakistan Government International Bond, EMTN, 6.00%, 4/8/26(a)	141,399
600,000	Pakistan Government International Bond, EMTN, 7.38%, 4/8/31(a)	277,537
200,000	Pakistan Government International Bond, 8.25%, 9/30/25(a)	110,700

		529,636

Panama — 2.39%
615,000	Panama Government International Bond, 3.87%, 7/23/60	407,843
280,000	Panama Government International Bond, 6.40%, 2/14/35	292,380
200,000	Panama Government International Bond, 6.85%, 3/28/54	206,400

		906,623

Paraguay — 1.29%
305,000	Paraguay Government International Bond, 5.40%, 3/30/50(a)	261,344
230,000	Paraguay Government International Bond, 5.85%, 8/21/33(c)	228,160

		489,504

Philippines — 1.91%
400,000	Philippine Government International Bond, 2.95%, 5/5/45	289,500
200,000	Philippine Government International Bond, 5.00%, 7/17/33	202,342
220,000	Philippine Government International Bond, 5.61%, 4/13/33	232,580

		724,422

Poland — 2.20%
200,000	Bank Gospodarstwa Krajowego, 5.38%, 5/22/33(c)	198,714
200,000(b)	Republic of Poland Government International Bond, EMTN, 4.25%, 2/14/43(a)	214,426
210,000	Republic of Poland Government International Bond, 5.50%, 4/4/53	211,456
200,000	Republic of Poland Government International Bond, 5.75%, 11/16/32	209,602

		834,198

Qatar — 1.16%
484,000	Qatar Government International Bond, 4.40%, 4/16/50(a)	440,876

Romania — 2.37%
95,000(b)	Romanian Government International Bond, EMTN, 2.00%, 4/14/33(a)	72,948
245,000(b)	Romanian Government International Bond, 2.63%, 12/2/40(a)	161,837
460,000(b)	Romanian Government International Bond, EMTN, 2.75%, 4/14/41(a)	305,250

SCHEDULE OF PORTFOLIO INVESTMENTS

RBC BlueBay Emerging Market Debt Fund (cont.)

June 30, 2023 (Unaudited)

Principal Amount		Value

252,000(b)	Romanian Government International Bond, EMTN, 3.38%, 2/8/38(a)	$196,978
237,000(b)	Romanian Government International Bond, EMTN, 3.38%, 1/28/50(a)	160,681

		897,694

Serbia — 1.02%
285,000(b)	Serbia International Bond, EMTN, 2.05%, 9/23/36(a)	189,645
$ 200,000	Serbia International Bond, 6.25%, 5/26/28(c)	198,980

		388,625

South Africa — 2.01%
400,000	Republic of South Africa Government International Bond, 4.85%, 9/30/29	352,045
400,000	Republic of South Africa Government International Bond, 5.00%, 10/12/46	267,039
200,000	Republic of South Africa Government International Bond, 5.38%, 7/24/44	142,446

		761,530

Sri Lanka — 1.29%
280,000	Sri Lanka Government International Bond, 5.75%, 4/18/24	124,162
390,000	Sri Lanka Government International Bond, 6.83%, 7/18/26(a)	182,894
400,000	Sri Lanka Government International Bond, 7.55%, 3/28/30(a)	180,820

		487,876

Tunisia — 1.08%
100,000(b)	Banque Centrale de Tunisie International Bond, 6.75%, 10/31/23(a)	100,889
344,000(b)	Tunisian Republic, 5.63%, 2/17/24(a)	309,930

		410,819

Turkey — 4.55%
1,105,000	Turkey Government International Bond, 4.88%, 4/16/43	709,723
899,000	Turkey Government International Bond, 5.75%, 5/11/47	615,309
400,000	Turkey Government International Bond, 9.38%, 1/19/33	401,091

		1,726,123

Ukraine — 1.25%
1,193,000	Ukraine Government International Bond, 7.38%, 9/25/34(a)	276,533
230,000	Ukraine Government International Bond, 7.75%, 9/1/28(a)	55,308
370,000	Ukraine Government International Bond, (N/A + 0.000%), 7.75%, 8/1/41(a),(e),(f)	143,162

		475,003

United Arab Emirates — 2.88%
277,000	Abu Dhabi Government International Bond, EMTN, 2.70%, 9/2/70(a)	169,093
360,000	Abu Dhabi Government International Bond, 3.13%, 9/30/49(a)	264,546

SCHEDULE OF PORTFOLIO INVESTMENTS

RBC BlueBay Emerging Market Debt Fund (cont.)

June 30, 2023 (Unaudited)

Principal Amount		Value

$ 515,000	Finance Department Government of Sharjah, GMTN, 4.00%, 7/28/50(a)	$329,531
320,000	Finance Department Government of Sharjah, 6.50%, 11/23/32(c)	329,214

		1,092,384

Uruguay — 1.41%
547,599	Uruguay Government International Bond, 4.98%, 4/20/55	533,706

Uzbekistan — 2.24%
200,000	Republic of Uzbekistan International Bond, 3.90%, 10/19/31(a)	161,037
340,000	Republic of Uzbekistan International Bond, EMTN, 4.75%, 2/20/24(a)	336,231
425,000	Uzbekneftegaz JSC, 4.75%, 11/16/28(a)	351,560

		848,828

Venezuela — 0.07%
85,000	Venezuela Government International Bond, 7.75%, 10/13/19(a),(d)	5,950
73,800	Venezuela Government International Bond, 8.25%, 10/13/24(a),(d)	5,904
170,000	Venezuela Government International Bond, 11.75%, 10/21/26(a),(d)	14,450

		26,304

Zambia — 1.38%
770,000	Zambia Government International Bond, 5.38%, 9/23/23(a)	407,952
200,000	Zambia Government International Bond, 8.97%, 7/30/27(a)	116,127

		524,079

Total Foreign Government Bonds		27,921,799

(Cost $29,572,595)
Corporate Bonds — 21.83%
Argentina — 1.22%
87,500	YPF SA, 8.50%, 3/23/25(a)	82,352
210,000	YPF SA, 8.50%, 7/28/25(a)	192,200
101,600	YPF SA, 8.75%, 4/4/24(a)	98,181
88,846	YPF SA, 9.00%, 2/12/26(a)	88,646

		461,379

Brazil — 0.80%
336,236	MV24 Capital BV, 6.75%, 6/1/34(a)	303,016

Chile — 0.96%
200,000	Corp. Nacional del Cobre de Chile, 5.13%, 2/2/33(a)	196,300
250,000	Empresa de los Ferrocarriles del Estado, 3.83%, 9/14/61(a)	169,469

		365,769

SCHEDULE OF PORTFOLIO INVESTMENTS

RBC BlueBay Emerging Market Debt Fund (cont.)

June 30, 2023 (Unaudited)

Principal Amount		Value

Colombia — 1.64%
$ 95,000	Ecopetrol SA, 5.88%, 5/28/45	$64,867
285,000	Ecopetrol SA, 5.88%, 11/2/51	189,026
200,000	Ecopetrol SA, 8.63%, 1/19/29	199,600
170,000	Ecopetrol SA, 8.88%, 1/13/33	168,300

		621,793

Mexico — 6.83%
10,360,000	America Movil SAB de CV, 9.50%, 1/27/31	603,721
280,000	Comision Federal de Electricidad, 4.69%, 5/15/29(a)	251,713
490,000	Mexico City Airport Trust, 5.50%, 7/31/47(a)	428,309
1,277,000	Petroleos Mexicanos, 5.63%, 1/23/46	734,594
524,000	Petroleos Mexicanos, 6.35%, 2/12/48	316,485
285,000	Petroleos Mexicanos, GMTN, 8.75%, 6/2/29	257,326

		2,592,148

Oman — 1.19%
275,000	OQ SAOC, GMTN, 5.13%, 5/6/28(a)	260,954
200,000	Oryx Funding Ltd., 5.80%, 2/3/31(a)	192,668

		453,622

Paraguay — 0.79%
180,000	Rutas 2 and 7 Finance Ltd., 0.00%, 9/30/36(a),(g)	117,315
200,000	Telefonica Celular del Paraguay SA, 5.88%, 4/15/27(a)	183,500

		300,815

Peru — 0.91%
400,000	InRetail Consumer, 3.25%, 3/22/28(a)	343,980

Qatar — 0.83%
200,000	Qatar Energy, 3.13%, 7/12/41(a)	153,597
220,000	Qatar Energy, 3.30%, 7/12/51(a)	162,569

		316,166

Saudi Arabia — 1.95%
240,000	Greensaif Pipelines Bidco Sarl, 6.13%, 2/23/38(a)	245,113
200,000	Greensaif Pipelines Bidco Sarl, 6.51%, 2/23/42(a)	206,690
280,000	TMS Issuer Sarl, 5.78%, 8/23/32(a)	287,726

		739,529

South Africa — 0.52%
200,000	Eskom Holdings SOC Ltd., 7.13%, 2/11/25(a)	196,493

United Arab Emirates — 3.90%
500,000	DP World Salaam, 6.00%, (a),(h),(i)	495,415
206,694	Galaxy Pipeline Assets Bidco Ltd., 2.16%, 3/31/34(a)	176,103
504,370	Galaxy Pipeline Assets Bidco Ltd., 2.94%, 9/30/40(a)	405,640

SCHEDULE OF PORTFOLIO INVESTMENTS

RBC BlueBay Emerging Market Debt Fund (cont.)

June 30, 2023 (Unaudited)

Principal Amount		Value

$ 200,000	MDGH GMTN RSC Ltd., 4.38%, 11/22/33(c)	$192,693
200,000	MDGH GMTN RSC Ltd., 5.50%, 4/28/33(a)	210,046

		1,479,897

Venezuela — 0.29%
173,584	Petroleos de Venezuela SA, 6.00%, 11/15/26(a),(d)	4,774
260,000	Petroleos de Venezuela SA, 8.50%, 10/27/20(a),(d)	103,837

		108,611

Total Corporate Bonds (Cost $8,930,724)		8,283,218

Shares

Municipal Bond — 0.51%
Turkey — 0.51%
200,000	Istanbul Metropolitan Municipality(a)	191,952

Total Municipal Bond (Cost $195,092)		191,952

Investment Company — 3.47%
1,317,683	U.S. Government Money Market Fund,
	RBC Institutional Class 1 (j)	1,317,683

Total Investment Company		1,317,683

(Cost $1,317,683)
Total Investments		$37,714,652
(Cost $40,016,094) — 99.40%
Other assets in excess of liabilities — 0.60%		228,861

NET ASSETS — 100.00%		$37,943,513

SCHEDULE OF PORTFOLIO INVESTMENTS

RBC BlueBay Emerging Market Debt Fund (cont.)

June 30, 2023 (Unaudited)

(a)	This security may be resold to qualified foreign investors and foreign institutional buyers under Regulation S of the Securities Act of 1933.
(b)	Principal amount denoted in Euros.
(c)

Security exempt from registration under Rule 144A or Section 4(2) of the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

(d)	Issuer filed for bankruptcy and/or is in default of interest payments.
(e)	Floating rate note. Rate shown is as of report date.
(f)

Variable or floating rate security, which interest rate adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets. Rate shown is the rate in effect as of period end.

(g)	Zero Coupon Bond. The rate represents the yield at time of purchase.
(h)

Security is a fix-to-float security, which carries a fixed coupon until a certain date, upon which it switches to a floating rate. Reference rate and spread are provided if the rate is currently floating.

(i)	Perpetual security with no stated maturity date.
(j)	Affiliated investment.

SCHEDULE OF PORTFOLIO INVESTMENTS

RBC BlueBay Emerging Market Debt Fund (cont.)

June 30, 2023 (Unaudited)

Foreign currency exchange contracts as of June 30, 2023:

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Value/Unrealized Appreciation (Depreciation)
EUR	303,203	CZK	7,170,738	Citibank N.A.	7/20/23	$2,357
EUR	40,000	USD	42,824	Citibank N.A.	7/20/23	870
INR	59,446,260	USD	718,792	Citibank N.A.	7/20/23	5,143
PHP	3,416,055	USD	60,764	Citibank N.A.	7/20/23	1,034
PHP	7,912,004	USD	140,838	Citibank N.A.	7/20/23	2,293
PHP	1,064,597	USD	18,928	Citibank N.A.	7/20/23	331
PHP	3,278,991	USD	58,314	Citibank N.A.	7/20/23	1,004
PHP	3,990,445	USD	71,156	Citibank N.A.	7/20/23	1,033
USD	2,409,163	EUR	2,196,208	Citibank N.A.	7/20/23	10,162
USD	275,646	EUR	252,025	Citibank N.A.	7/20/23	350
USD	350,000	MYR	1,613,430	Citibank N.A.	7/20/23	2,830
USD	364,542	PHP	19,853,120	Citibank N.A.	7/20/23	5,390

						$32,797
JPY	47,431,944	USD	360,000	Citibank N.A.	7/20/23	$(30,229)
JPY	24,148,316	USD	186,838	Citibank N.A.	7/20/23	(18,947)
MYR	1,590,300	USD	363,497	Citibank N.A.	7/20/23	(21,304)
USD	1,455	BRL	7,416	Citibank N.A.	8/2/23	(84)

						$(70,564)

Total						$(37,767)

Financial futures contracts as of June 30, 2023:

Short Position	Number of Contracts	Expiration Date	Value/Unrealized Appreciation	Notional Value		Clearinghouse
10 Year U.S. Ultra Treasury Bond	8	September 2023	$11,424	USD $	947,500	Morgan Stanley & Co. LLC

Total			$11,424

SCHEDULE OF PORTFOLIO INVESTMENTS

RBC BlueBay Emerging Market Debt Fund (cont.)

June 30, 2023 (Unaudited)

Credit default swaps buy protection as of June 30, 2023:

Fixed Rate	Issuer	Payment Frequency	Counterparty	Expiration Date	Notional Amount (000)	Premium Paid/ (Received)	Unrealized Depreciation	Value
1.00%	Turkey Government International Bond	Quarterly	Barclays Bank plc	6/20/24	USD 896	$28,417	$(10,862)	$17,556
1.00%	ICE - CDX EM S38 DEC-27	Quarterly	Morgan Stanley & Co. LLC	12/20/27	EUR1,600	20,437	(36,174)	(15,737)
1.00%	Colombia Government International Bond	Quarterly	Citigroup Global Markets Ltd.	6/20/26	USD 330	9,889	(6,388)	3,501
1.00%	Republic of South Africa Government International Bond	Quarterly	Citibank N.A.	6/20/24	USD 370	2,436	(2,499)	(64)
1.00%	Republic of South Africa Government International Bond	Quarterly	Barclays Bank plc	6/20/24	USD 360	2,370	(2,432)	(62)
1.00%	Turkey Government International Bond	Quarterly	Morgan Stanley &Co. International plc.	6/20/24	USD 370	10,112	(2,862)	7,249

Total						$73,661	$(61,217)	$12,443

Credit default swaps sell protection as of June 30, 2023:

Fixed Rate	Issuer	Payment Frequency	Counterparty	Expiration Date	ICS	Notional Amount (000)	Premium Paid/ (Received)	Unreal. App.	Value
1.00%	Colombia Government International Bond	Quarterly	Citigroup Global Markets Ltd.	6/20/28		USD 250	$(21,834)	$7,532	$(14,302)

Total							$(21,834)	$7,532	$(14,302)

SCHEDULE OF PORTFOLIO INVESTMENTS

RBC BlueBay Emerging Market Debt Fund (cont.)

June 30, 2023 (Unaudited)

Abbreviations used are defined below:

BRL - Brazilian Real

CZK - Czech Koruna

EMTN - Euro Medium Term Note

EUR - Euro

GMTN - Global Medium Term Note

INR - Indian Rupee

JPY - Japanese Yen

MYR - Malaysian Ringgit

PHP - Philippine Peso

USD - United States Dollar

Portfolio Diversification (Unaudited)

Industries	Percentage of Net Assets
Foreign Government Bonds	73.59%
Energy	11.59%
Industrial	2.68%
Communications	2.07%
Utilities	1.69%
Consumer, Non-cyclical	1.31%
Financial	1.06%
Consumer, Cyclical	0.91%
Basic Materials	0.52%
Municipal Bond	0.51%
Other*	4.07%

100.00%

*

Includes cash, Investment Company, interest and dividend receivable, pending trades and Fund share transactions, credit default swaps, financial futures contracts, foreign currency exchange contracts and accrued expenses payable.